CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2014
Parent Company [Member]
Schedule of Condensed Balance Sheets
	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	369,936	93,748	15,109
Time deposits	121,085	372,450	60,028
Other current assets	194	5,964	962
Amounts due from intergroup companies	1,559	51,178	8,248

Total current assets	492,774	523,340	84,347

Non-current assets:
Investment in subsidiaries and VIEs	335,566	619,032	99,770
Property and equipment, net	527	462	74

Total non-current assets	336,093	619,494	99,844

TOTAL ASSETS	828,867	1,142,834	184,191

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued payroll and welfare payable	-	62	10
Accrued expenses and other liabilities	12,098	11,217	1,807
Amounts due to intergroup companies	7,349	13,933	2,246

Total current liabilities	19,447	25,212	4,063

TOTAL LIABILITIES	19,447	25,212	4,063

Shareholders' equity :
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2013 and 2014; 66,539,000 and 254,844,582 shares issued and outstanding as of December 31, 2013 and 2014, respectively	20	85	14
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2013 and 2014; 262,197,451 and 96,634,529 shares issued and outstanding as of December 31, 2013 and 2014, respectively	94	36	6
Additional paid-in capital	967,233	1,106,234	178,293
Accumulated other comprehensive income	10,492	22,637	3,648
Accumulated deficit	(168,419)	(11,370)	(1,833)

Total shareholder's equity	809,420	1,117,622	180,128

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	828,867	1,142,834	184,191

Schedule of Condensed Statements of Comprehensive Income
	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	-	-	(214)	(34)
General and administrative	(608)	(952)	(11,875)	(1,914)
Write-off of deferred offering expenses	(2,230)	-	(3,241)	(522)

Total operating expenses	(2,838)	(952)	(15,330)	(2,470)
Other operating expenses	(4)	-	-	-

Operating loss	(2,842)	(952)	(15,330)	(2,470)
Interest income	-	246	10,920	1,760
Interest expense	-	(4,712)	-	-
Changes in fair value of derivative component of the convertible note	-	(26,809)	-	-
Equity in profits of subsidiaries and VIEs	14,618	120,741	161,459	26,023

Income before income tax	11,776	88,514	157,049	25,313
Income tax benefit (expense)	(7,533)	17,540	-	-

Net income	4,243	106,054	157,049	25,313

Other comprehensive income (loss)
Foreign currency translation gain (loss)	58	(5,496)	12,145	1,957

Comprehensive income	4,301	100,558	169,194	27,270

Schedule of Condensed Statements of Cash Flows
	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Net cash generated from (used in) operating activities	38	7,387	(26,721)	(4,307)
Net cash generated from (used in) investing activities	511	(116,035)	(293,289)	(47,270)
Net cash generated from financing activities	2,302	479,896	42,315	6,820
Effect of exchange rate changes on cash and cash equivalents	-	(4,812)	1,507	243
Net increase (decrease) in cash and cash equivalents	2,851	366,436	(276,188)	(44,514)
Cash and cash equivalents at beginning of the year	649	3,500	369,936	59,623
Cash and cash equivalents at end of the year	3,500	369,936	93,748	15,109